Borrowings (Details Narrative)													1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 14, 2023 USD ($)	Nov. 18, 2022 USD ($)	Nov. 30, 2021 CNY (¥)	Sep. 27, 2021 USD ($) $ / shares shares	Sep. 13, 2021 $ / shares shares	Sep. 01, 2021 USD ($)	Apr. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Oct. 19, 2020 USD ($)	Sep. 18, 2020 USD ($)	May 09, 2020 USD ($)	Apr. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 14, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Nov. 18, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Sep. 13, 2021 CNY (¥)	Sep. 01, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Nov. 30, 2020 CNY (¥)	Sep. 18, 2020 CNY (¥)	May 09, 2020 CNY (¥)	Oct. 19, 2019 CNY (¥)	Aug. 01, 2019 USD ($)	Aug. 01, 2019 CNY (¥)
Short-Term Debt [Line Items]
Land use right value														$ 2,079,306		$ 2,079,306			$ 2,201,040	$ 2,389,920
Repayment of loan																3,626,600		$ 327,449	2,380,856	3,462,415
Machinery and equipment																			5,653,204	5,919,317
Additional borrowings																$ 94,978		339,132	$ 2,398,588	137,817
Asset Pledged as Collateral [Member]
Short-Term Debt [Line Items]
Land use right value								$ 5,440,000																										¥ 35,200,000
Machinery and equipment											$ 1,600,000																	¥ 2,300,000
Unrelated Individual [Member]
Short-Term Debt [Line Items]
Converted common shares | shares				17,235	427,323
Debt conersion price | $ / shares				$ 2.50	$ 2.5
Additional borrowings										$ 7,550
September 1, 2021 [Member]
Short-Term Debt [Line Items]
Borrowings, maturity date																Mar. 30, 2023	Mar. 30, 2023		Dec. 31, 2023
Fenghua Chunhu Branch [Member] | Asset Pledged as Collateral [Member]
Short-Term Debt [Line Items]
Borrowings, face amount		$ 3,440,000																						¥ 23,690,000
Term Loan [Member] | Ningbo Fenghua Rural Commercial Bank Co., Ltd [Member]
Short-Term Debt [Line Items]
Borrowings, face amount								$ 2,298,851			$ 383,142	$ 459,770															$ 2,017,005	13,000,000						¥ 15,000,000	¥ 2,500,000	¥ 3,000,000
Borrowings, interest rate								4.70%	4.70%		6.42%	4.50%
Repayment of loan | ¥			¥ 2,000,000
Borrowings, outstanding																				2,046,567
Term Loan [Member] | Ningbo Fenghua Rural Commercial Bank Co., Ltd [Member] | Asset Pledged as Collateral [Member]
Short-Term Debt [Line Items]
Borrowings, face amount | ¥																																			¥ 2,500,000
Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount						$ 154,832	$ 774,401			$ 153,257				121,229		$ 121,229					¥ 870,000									¥ 1,000,000	¥ 5,000,000						¥ 1,000,000	$ 1,077,308	¥ 7,500,000
Borrowings, interest rate						13.00%	1.00%
Repayment of loan								$ 118,008	¥ 770,000
Interest rate term							Pursuant to the loan agreement, the interest rate will increase to 2% monthly if RLSP is in default of loan terms and the lender may further obtain 5% of RLSP’s ownership.
Borrowings, outstanding																																$ 287,282	¥ 2,000,000
Convertible, borrowings				$ 43,173																									¥ 7,500,000
April 30, 2021 Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, outstanding														260,238		260,238			275,474	550,999	1,900,000		¥ 1,900,000			¥ 3,500,000
September 1, 2021 Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, outstanding														65,745		65,745			98,591	125,943	480,000		680,000			800,000
September 30, 2022 [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount														150,798		150,798			150,798		500,000		500,000
Short-Term Debt [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount	$ 2,054,513					$ 247,732																¥ 15,000,000								¥ 1,600,000
Borrowings, interest rate						8.00%
Repayment of loan																1,780,578	¥ 13,000,000		69,256	85,453
Borrowings, maturity date	Nov. 30, 2023
Loa, outstanding														273,935		273,935					2,000,000
September 1, 2021 Term Loan One [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, outstanding														178,763		178,763			61,909	165,300	1,300,000		¥ 430,000			¥ 1,050,000.00
Mortgages [Member] | Zhejiang Yongyin Financial leasing Co., Ltd [Member]
Short-Term Debt [Line Items]
Borrowings, face amount																											$ 314,857	¥ 2,000,000
Borrowings, maturity date			Nov. 19, 2023
Loa, outstanding														378,578		378,578			135,357	301,453
Mortgages [Member] | Fenghua Chunhu Branch [Member]
Short-Term Debt [Line Items]
Borrowings, face amount		$ 1,884,823																						¥ 13,000,000
Borrowings, interest rate		4.50%
Loa, outstanding														1,780,578		1,780,578			1,884,823
Personal Loan [Member]
Short-Term Debt [Line Items]
Personal loan														552,204		552,204					¥ 4,000,000				$ 20,901
Repayment of debt													$ 10,451
Personal Loan [Member] | RLSP [Member]
Short-Term Debt [Line Items]
Loa, outstanding																			10,149
Bank Loan [Member]
Short-Term Debt [Line Items]
Interest expense														$ 6,762	$ 50,765	$ 161,216		$ 153,333	$ 187,528	$ 183,543